Income Taxes Components of Income Tax Expense (Benefit) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Income Tax Disclosure [Abstract]
Current Federal	$ 67,662	$ 79,273	$ 101,649
Current State	6,426	8,504	11,082
Current Foreign	(56)	(33)	297
Total Current	74,032	87,744	113,028
Deferred Federal	15,996	20,997	8,269
Deferred State	1,291	3,210	(3,399)
Deferred Foreign	(31)	6	380
Total Income Tax Expense (Benefit)	$ 91,288	$ 111,957	$ 118,278